INCOME TAXES - Deferred Tax Assets (Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	$ 51,071	$ 30,691
Loss carryforward	9,933	9,304
Provision for vacation and bonus
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	36,134	27,747
Intercompany trade payables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	15,841	17,323
Share-based compensation plan
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	14,827	13,048
Allowance for doubtful accounts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	4,656	1,937
Inflation adjustment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	416	721
Contingencies
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	0	242
Other Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	(191)	(2,989)
Goodwill
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	(8,894)	(6,100)
Property, equipment, intangibles and leases
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	(29,109)	(32,690)
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	$ 7,458	$ 2,148